INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA
The Income Fund of America®
Investment objectives
The fund's investment objectives are to provide you with current income while secondarily striving for capital growth.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 27 of the prospectus and on page 65 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees INCOME FUND OF AMERICA (USD $)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INCOME FUND OF AMERICA	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.22%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.09%	0.09%	0.14%	0.14%	0.15%	0.20%	0.21%	0.21%	0.19%	0.20%	0.16%	0.41%	0.21%	0.16%	0.11%	0.06%
Total annual fund operating expenses	0.58%	1.34%	1.39%	0.64%	0.40%	0.67%	1.46%	1.46%	0.94%	0.45%	1.41%	1.41%	0.96%	0.66%	0.36%	0.31%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example INCOME FUND OF AMERICA (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	631	750	880	1,259
Class B	636	825	934	1,404
Class C	242	440	761	1,669
Class F-1	65	205	357	798
Class F-2	41	128	224	505
Class 529-A	659	817	985	1,467
Class 529-B	668	901	1,055	1,634
Class 529-C	268	501	855	1,846
Class 529-E	116	339	578	1,258
Class 529-F-1	66	184	311	674
Class R-1	144	446	771	1,691
Class R-2	144	446	771	1,691
Class R-3	98	306	531	1,178
Class R-4	67	211	368	822
Class R-5	37	116	202	456
Class R-6	32	100	174	393

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption INCOME FUND OF AMERICA (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	136	425	734	1,404
Class C	142	440	761	1,669
Class 529-B	168	501	855	1,634
Class 529-C	168	501	855	1,846

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities

(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year,

the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies
Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the fund's assets will be invested in common stocks and other equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions.

The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical

Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser).

Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.

Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions -- The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at,

the companies in which the fund invests.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.

dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United

States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the

United States. These risks may be heightened in connection with investments in developing countries.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund's share price to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Barclays Capital U.S. Aggregate Index is a gauge of the U.S.

investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may invest. The Lipper Income Funds Index includes some of the largest funds that disclose investment objectives and/or strategies that are reasonably comparable to the fund's income objective. Past results

(before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results

during this period were:

Highest 14.13% (quarter ended

September 30, 2009)

Lowest -15.43% (quarter ended

December 31, 2008)

The fund's total return for the six

months ended June 30, 2011,

was 6.16%.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)

plan, individual retirement account (IRA) or 529 college savings plan.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns INCOME FUND OF AMERICA	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - before taxes	5.50%	3.14%	5.58%	11.23%	Dec. 01, 1973
Class A After Taxes on Distributions	Share class A - after taxes on distributions	4.46%	1.84%	4.14%		Dec. 01, 1973
Class A After Taxes on Distributions and Sales	Share class A - after taxes on distributions and sale of fund shares	4.17%	2.26%	4.18%		Dec. 01, 1973
Class B	Share class B - before taxes	6.11%	3.25%	5.56%	6.46%	Mar. 15, 2000
Class C	Share class C - before taxes	10.05%	3.52%		5.34%	Mar. 15, 2001
Class F-1	Share class F-1 - before taxes	11.94%	4.32%		6.15%	Mar. 15, 2001
Class F-2	Share class F-2 - before taxes	12.19%			4.46%	Aug. 01, 2008
Class 529-A	Share class 529-A - before taxes	5.49%	3.07%		5.63%	Feb. 15, 2002
Class 529-B	Share class 529-B - before taxes	6.03%	3.13%		5.64%	Feb. 19, 2002
Class 529-C	Share class 529-C - before taxes	10.00%	3.45%		5.57%	Feb. 19, 2002
Class 529-E	Share class 529-E - before taxes	11.63%	3.99%		5.98%	Feb. 25, 2002
Class 529-F-1	Share class 529-F-1 - before taxes	12.15%	4.50%		7.84%	Sep. 17, 2002
Class R-1	Share class R-1 - before taxes	11.07%	3.51%		5.56%	Jun. 17, 2002
Class R-2	Share class R-2 - before taxes	11.07%	3.47%		5.18%	May 31, 2002
Class R-3	Share class R-3 - before taxes	11.60%	3.97%		5.82%	Jun. 04, 2002
Class R-4	Share class R-4 - before taxes	11.91%	4.29%		6.71%	Jun. 27, 2002
Class R-5	Share class R-5 - before taxes	12.30%	4.61%		6.27%	May 15, 2002
Class R-6	Share class R-6 - before taxes	12.28%			24.26%	May 01, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	15.08%	2.29%	1.42%	10.60%	Dec. 01, 1973
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or taxes)	6.54%	5.80%	5.84%		Dec. 01, 1973
Lipper Income Funds Index	Lipper Income Funds Index (reflects no deductions for sales charges, account fees or taxes)	9.97%	4.43%	4.47%		Dec. 01, 1973

Class A annualized 30-day yield at July 31, 2011: 3.60% (For current yield information, please call American FundsLine® at 800/325-3590.)